OTHER INCOME (EXPENSE), NET - Schedule of Components of Other Income (expense), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
Foreign exchange gain (loss)	$ (732)	$ 1,315	$ (2,934)
Gain on liquidation of subsidiary		6
Gain on investment			347
Other	26	328	421
Total	$ (706)	$ 1,649	$ (2,166)